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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:          December 31, 2001


Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):             [    ]  is a restatement.
                                              [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     F.W. Thompson Co., Ltd.
Address:  One St. Clair Avenue West
          Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jill Thompson
Title:   Treasurer
Phone:   (416) 515-9500


Signature, Place, and Date of Signing:

/s/ Jill Thompson      Toronto, Ontario       January 29, 2002
-----------------      ----------------       ----------------
  [Signature]            [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               1
                                          ---------
Form 13F Information Table Entry Total:         15
                                          ---------
Form 13F Information Table Value Total:    $29,198
                                          ---------
                                         (thousands)



List of Other Included Managers:

Sterling Management [1985] Limited
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                Form 13F INFORMATION TABLE  - FW THOMPSON CO. LIMITED (12/31/01)


   COLUMN 1             COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                         VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE        SHRS OR PRN  SH/  PUT/    INVESTMENT  OTHER     SOLE  SHARED  NONE
                                                   (X1000)      AMOUNT       PRN  CALL    DISCRETION  MANAGERS
ABBOTT LABS             COM             002824100  1,115        20,000 SH                 SOLE       N/A        20,000
----------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS  COM             000886101    869       189,000 SH                 SOLE       N/A       189,000
----------------------------------------------------------------------------------------------------------------------------------
ASML HLDG NV            NY SHS          N07059111    170        10,000 SH                 SOLE       N/A        10,000
----------------------------------------------------------------------------------------------------------------------------------
CABLE & WIRELESS
 PUB LTD CO             SPONSORED ADR   126830207    370        25,000 SH                 SOLE       N/A        25,000
----------------------------------------------------------------------------------------------------------------------------------
CELLTECH GROUP PLC      SPONSORED ADR   151158102      1            17 SH                 SOLE       N/A            17
----------------------------------------------------------------------------------------------------------------------------------
CHINA SOUTHN AIRLS LTD  SPON ADR CL H   169409109  2,245       157,000 SH                 SOLE       N/A       157,000
----------------------------------------------------------------------------------------------------------------------------------
ENTERASYS NETWORKS INC  COM             293637104  1,029       116,300 SH                 SOLE       N/A       116,300
----------------------------------------------------------------------------------------------------------------------------------
ERICSSON LM TEL CO      ADR CL B SEKIO  294821400    522       100,000 SH                 SOLE       N/A       100,000
----------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS LTD NEW     SPONSORED ADR   38059T106  1,428       295,000 SH                 SOLE       N/A       295,000
----------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO    COM             46625H100  2,521        70,000 SH                 SOLE       N/A        70,000
----------------------------------------------------------------------------------------------------------------------------------
KNIGHT TRADING
 GROUP INC              COM             499063105  8,320       755,000 SH                 SOLE       N/A       755,000
----------------------------------------------------------------------------------------------------------------------------------
MEDICHEM LIFE
 SCIENCES INC           COM             584662100    342       235,800 SH                 SOLE       N/A       235,800
----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC  COM             590188108  5,082        97,500 SH                 SOLE       N/A        97,500
----------------------------------------------------------------------------------------------------------------------------------
PICO HLDGS INC          COM NEW         693366205  3,408       272,638 SH                 SOLE       N/A       272,638
----------------------------------------------------------------------------------------------------------------------------------
SAPIENT CORP            COM             803062108  1,776       230,000 SH                 SOLE       N/A       230,000
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